-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]

         PRIVACY POLICY
              AND
           PROSPECTUS
         MARCH 1, 2002

     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND

 MANAGED BY AMR INVESTMENT SERVICES, INC.     This page is not part of the Prospectus.


[EAGLE LOGO]

      [AMERICAN AADVANTAGE FUNDS LOGO]          [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                                 PRIVACY POLICY

The American AAdvantage Funds and the American AAdvantage Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

-information we receive from you on applications or other forms;

-information about your transactions with us or our service providers; and

-information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]

           PROSPECTUS
         MARCH 1, 2002


AS SUPPLEMENTED ON APRIL 2, 2002


     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND

                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


[EAGLE LOGO]

     TABLE OF CONTENTS
     -----------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    6
    Investor Profile............................................    7
    Historical Performance......................................    7
    Fees and Expenses...........................................   14
    Examples....................................................   15
    The Manager.................................................   15
    Valuation of Shares.........................................   16
    About Your Investment
    Purchase and Redemption of Shares...........................   17
    Distributions and Taxes.....................................   24
    AAdvantage(R) Miles.........................................   24
    Additional Information
    Distribution of Fund Shares.................................   27
    Master-Feeder Structure.....................................   27
    Financial Highlights........................................   28
    Additional Information.................................Back Cover

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW
-------- The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

                             The AAdvantage Funds and Mileage Funds in this Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Money Market Funds")
-----------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE         Current income, liquidity and the maintenance of
--------------------         a stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES         Each Money Market Fund invests exclusively in
--------------------         high quality variable or fixed rate, U.S.
(Money Market Funds)         dollar-denominated short-term money market
                             instruments. These securities may include
                             obligations of the U.S. Government, its agencies
                             and instrumentalities; corporate debt securi-
                             ties, such as commercial paper, master demand
                             notes, loan participation interests, medium-term
                             notes and funding agreements; Yankeedollar and
                             Eurodollar bank certificates of deposit, time
                             deposits, and bankers' acceptances; asset-backed
                             securities; and repurchase agreements involving
                             the foregoing obligations.

                             Each Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             Each Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Fund may not maintain this concentration.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities;
                             secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds
                             variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S.
                             Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.



PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------       changes in interest rates. As a result, there is
(All Funds)                    risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


(Money Market and
Municipal Funds)             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.


(Money Market Fund)          - Because the Fund concentrates its assets in the
                               banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

INVESTOR PROFILE             All of the Funds may be suitable for investors
----------------             who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage(R) program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Past performance is not necessarily indicative of how each Fund will perform in the future. You may call
                             1-800-388-3344 to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage
Money Market Fund(R))        The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.77%
97..........................................................    4.90%
98..........................................................    4.82%
99..........................................................    4.41%
00..........................................................    5.69%
01..........................................................    3.45%

Highest Quarterly Return:               1.52%
  (1/1/92 through 12/31/01)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.46%
  (1/1/92 through 12/31/01)       (4th Quarter 2001)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET FUND...........................................  3.45%     4.65%     4.54%


(American AAdvantage
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the
                             Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager
                             since its inception on September 1, 1987. Like the
                             Fund, the Companion Fund invests all of its
                             investable assets
--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus
                             in the Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.56%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%

Highest Quarterly Return:             1.45%
  (1/1/92 through 12/31/01)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.44%
  (1/1/92 through 12/31/01)     (4th Quarter 2001)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET MILEAGE FUND...................................  3.32%     4.52%     4.36%


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

(American AAdvantage
Municipal Money Market
Fund(sm))                    The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.66%
95..........................................................    3.71%
96..........................................................    2.78%
97..........................................................    2.83%
98..........................................................    2.64%
99..........................................................    2.34%
00..........................................................    3.21%
01..........................................................    1.82%

Highest Quarterly Return:            1.00%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.20%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/01
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS     (11/10/93)
                                                         ------   -------   ---------------
MUNICIPAL MONEY MARKET FUND............................  1.82%     2.57%         2.74%


(American AAdvantage
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.37%
95..........................................................    3.48%
96..........................................................    3.09%
97..........................................................    3.23%
98..........................................................    3.06%
99..........................................................    2.69%
00..........................................................    3.05%
01..........................................................    1.72%

Highest Quarterly Return:            0.91%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.18%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS   (11/10/93)
                                                             ------   -------   ----------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  1.72%     2.75%      2.82%


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage
U.S. Government Money
Market Fund(sm))             The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class.
                             Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    4.09%
95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%

Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.47%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)

                                                        AVERAGE ANNUAL TOTAL RETURN
                                                     ----------------------------------
                                                               AS OF 12/31/01
                                                     ----------------------------------
                                                                        SINCE INCEPTION
                                                     1 YEAR   5 YEARS      (3/2/92)
                                                     ------   -------   ---------------
U.S. GOVERNMENT MONEY MARKET FUND..................  3.37%     4.47%         4.33%


(American AAdvantage
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.00%
94..........................................................    3.79%
95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%

Highest Quarterly Return:            1.42%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.43%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS    (3/2/92)
                                                             ------   -------   ----------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................  3.22%     4.66%       4.41%


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio.

                                                                                                                  U.S.
                                                                                      MUNICIPAL      U.S.      GOVERNMENT
                                                                 MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                                       MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                                       MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                                       ------   -------   ---------   ---------   ----------   ----------

Management Fees......................................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees............................  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.......................................  0.58%     0.71%      0.65%       0.88%       0.60%        0.83%
                                                       -----     -----      -----       -----       -----        -----

Total Annual Fund Operating Expenses.................  0.93%     1.06%      1.00%       1.23%       0.95%        1.18%
                                                       =====     =====      =====       =====       =====        =====

Fee Waiver and/or Expense Reimbursement..............   --                  --          0.06%(1)    --           0.08%(2)
NET EXPENSES.........................................  0.93%     1.06%      1.00%       1.23%       0.95%        1.10%

(1) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

(2) The Manager has contractually agreed to waive a portion of Distribution Fees for the U.S. Government Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market............................   $ 95     $296      $515      $1,143
                              Money Market Mileage....................   $108     $337      $585      $1,294
                              Municipal Money Market..................   $102     $318      $552      $1,225
                              Municipal Money Market Mileage*.........   $112     $377      $663      $1,477
                              U.S. Government Money Market............   $ 97     $303      $525      $1,166
                              U.S. Government Money Market Mileage*...   $112     $367      $641      $1,425

                             * Fee waivers are only guaranteed by the Manager
                               through December 31, 2002. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.

THE MANAGER
-----------                  The Funds have retained AMR Investment Services,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation, the parent company of American
                             Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.

                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds
                             pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AAdvantage Funds, the Mileage Funds and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.

VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is
                             computed by adding total assets, subtracting all of
                             the Fund's liabilities, and dividing the result by
                             the total number of shares outstanding. Securities
                             held by the Funds are valued in accordance with the
                             amortized cost method, which is designed to enable
                             the Funds to maintain a stable NAV of $1.00 per
                             share. Debt securities usually are valued on the
                             basis of prices provided by a pricing service. In
                             some cases, the price of debt securities is
                             determined using quotes obtained from brokers.
                             Securities for which market quotations are not
                             readily available are valued at fair value, as
                             determined in good faith and pursuant to procedures
                             approved by the Boards.
--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies            No sales charges are assessed on the purchase or
                             sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                            PURCHASE BY
                               FUND                       (EASTERN TIME):*
                               ----                       ----------------
                               Money Market and
                                 Government Funds             4:00 p.m.
                               Municipal Funds               11:45 a.m.
                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 967-9009.

                             Complete the application, sign it and:

                                                  Mail to:
                                  American AAdvantage Funds-Platinum Class
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

                                                              SAME DAY
                                                          WIRE REDEMPTION
                                                           ORDER DEADLINE
                               FUND                       (EASTERN TIME)*:
                               ----                       ----------------
                               Money Market and
                                 Government Funds             2:00 p.m.
                               Municipal Funds               11:45 a.m.



                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                       In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

                       The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                       Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                 To Add to an Existing Account
--------------------------------------------------------------------------------
By Check

- Make check payable to "American       Include the shareholder's account
  AAdvantage Funds".                    number and Fund name and Fund number
- Include the Fund name, Fund number    on the check. Mail check to:
  and "Platinum Class" on the check.
- Mail check to:                        American AAdvantage Funds
                                        P.O. Box 219643
American AAdvantage Funds               Kansas City, MO 64121-9643
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

If your account has been established,   Call (800) 388-3344 to purchase shares
you may call (800) 388-3344 to          by wire. Send a bank wire to State
purchase shares by wire. Send a bank    Street Bank & Trust Co. with these
wire to State Street Bank & Trust Co.   instructions:
with these instructions:
                                        - ABA# 0110-0002-8; AC-9905-342-3,
- ABA# 0110-0002-8; AC-9905-342-3,      - Attn: American AAdvantage Funds,
- Attn: American AAdvantage Funds,      - the Fund name and Fund number, and
- the Fund name and Fund number, and    - account number and registration.
- account number and registration.

By Exchange

Shares of an AAdvantage Fund or         Shares of an AAdvantage Fund or
Mileage Fund may be purchased by        Mileage Fund may be redeemed in
exchange from another American          exchange for another American
AAdvantage Fund-Platinum Class or       AAdvantage Fund-Platinum Class or
American AAdvantage Mileage Fund-       American AAdvantage Mileage Fund-
Platinum Class, as applicable, if the   Platinum Class, as applicable, if the
shareholder has owned shares of the     shareholder has owned shares of the
other AAdvantage Fund or Mileage Fund   AAdvantage Fund or Mileage Fund for at
for at least 15 days. Send a written    least 15 days. Send a written request
request to the address above or call    to the address above or call (800)
(800) 388-3344 to exchange shares.      388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

HOW TO REDEEM SHARES

Method                                         Additional Instructions
------------------------------------------------------------------------
By Telephone

Call (800) 388-3344 to request a        Proceeds from redemptions placed by
redemption.                             telephone will generally be
                                        transmitted by wire only, as
                                        instructed on the application form.

By Mail

Write a letter of instruction           - Other supporting documents may be
including:                                required for estates, trusts,
                                          guardianships, custodians,
- the Fund name, Fund number and          corporations, IRAs and welfare,
  class,                                  pension and profit sharing plans. Call
- shareholder account number,             (800) 388-3344 for instructions.
- shares or dollar amount to be         - Proceeds will only be mailed to the
  redeemed, and                           account address of record or
- authorized signature(s) of all          transmitted by wire to a commercial
  persons required to sign for the        bank account designated on the
  account.                                account application form.
Mail to:
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Check

Choose the check writing feature on     - Minimum check amount is $100.
the account application.                - A $2 service fee per check is
                                          charged for check copies.
                                        - A $15 service fee will be charged
                                          when a check is presented for an
                                          amount greater than the value of the
                                          shareholder's account.
                                        - A $12 fee will be charged for "stop
                                          payment" requests.

By Pre-Authorized Automatic Redemption

Contact the financial institution       Proceeds will be transferred
through which you purchased Fund        automatically from your Fund account
shares.                                 to your bank account via ACH on or
                                        about the 15th day of each month ($100
                                        minimum).


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

Method                                         Additional Instructions
------------------------------------------------------------------------

By Exchange

Shares of an AAdvantage Fund or Mileage Fund may be redeemed in exchange for another American AAdvantage Fund-Platinum Class or American AAdvantage Mileage
Fund-Platinum Class, as applicable, if the shareholder has owned shares of the AAdvantage Fund or Mileage Fund for at least 15 days. Send a written request to the address above or call (800) 388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

General Policies       The following policies apply to instructions you may
                       provide to the Funds by telephone:

                       - The Funds, their officers, trustees, directors,
                         employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                       - The Funds employ procedures reasonably designed to
                         confirm that instructions communicated by telephone are genuine.

                       - Due to the volume of calls or other unusual
                         circumstances, telephone redemptions may be difficult to implement during certain time periods.

                       The Funds reserve the right to:

                       - reject any order for the purchase of shares and to
                         limit or suspend, without prior notice, the offering of shares,

                       - modify or terminate the exchange privilege at any time,

                       - limit the number of exchanges between Funds an investor
                         may exercise, and

                       - seek reimbursement from you for any related loss
                         incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                       Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.

                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call
                             American Airlines at (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                       account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                       For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                       The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In


--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment
                       accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.


--------------------------------------------------------------------------------

About Your Investment                  26                             Prospectus

ADDITIONAL INFORMATION
----------------------

DISTRIBUTION OF
FUND SHARES
---------------              The AAdvantage Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       [Master-Feeder Structure Graph]

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                             MONEY MARKET FUND
                                ---------------------------------------------------------------------------
                                                              PLATINUM CLASS
                                ---------------------------------------------------------------------------
                                      YEAR ENDED           TWO MONTHS
                                     DECEMBER 31,            ENDED               YEAR ENDED OCTOBER 31,
                                -----------------------   DECEMBER 31,       ------------------------------
FOR A SHARE OUTSTANDING           2001         2000           1999             1999       1998       1997
THROUGHOUT THE PERIOD:          --------   ------------   ------------       --------   --------   --------
Net asset value, beginning of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                --------     --------       --------         --------   --------   --------
 Net investment income(A).....      0.03         0.06           0.01             0.04       0.05       0.05
 Less dividends from net
   investment income..........     (0.03)       (0.06)         (0.01)           (0.04)     (0.05)     (0.05)
                                --------     --------       --------         --------   --------   --------
Net asset value, end of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                ========     ========       ========         ========   ========   ========
Total return..................      3.45%        5.69%          0.82%(B)         4.33%      4.89%      4.87%
                                ========     ========       ========         ========   ========   ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).................  $868,395     $800,196       $866,041         $841,653   $744,226   $494,413
 Ratios to average net assets
   (annualized)(A)
   Expenses...................      0.93%        0.97%          1.00%            0.97%      0.94%      0.93%
   Net investment income......      3.36%        5.54%          4.87%            4.24%      4.78%      4.80%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                        MONEY MARKET MILEAGE FUND
                                        -----------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                        -----------------------------------------------------------------------------------------
                                                YEAR ENDED                 TWO MONTHS                     YEAR ENDED
                                               DECEMBER 31,                  ENDED                       OCTOBER 31,
                                        ---------------------------       DECEMBER 31,       ------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT        2001             2000               1999             1999          1998          1997
THE PERIOD:                             --------       ------------       ------------       --------       -------       -------
Net asset value, beginning of
 period...............................  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        --------         --------           --------         --------       -------       -------
Income from investment operations:
 Net investment income(A).............      0.03             0.05               0.01             0.04          0.05          0.05
 Dividends from net investment
   income.............................     (0.03)           (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                        --------         --------           --------         --------       -------       -------
Net asset value, end of period........  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        ========         ========           ========         ========       =======       =======
Total return..........................      3.32%            5.57%              0.80%(B)         4.22%         4.74%         4.71%
                                        ========         ========           ========         ========       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).........................  $678,026         $643,693           $442,218         $342,192       $73,875       $49,184
 Ratios to average net assets
   (annualized)(A):
   Expenses...........................      1.06%            1.08%              1.09%            1.09%         1.09%         1.09%
   Net investment income..............      3.26%            5.46%              4.80%            4.17%         4.64%         4.64%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.....................         -                -               0.01%               -          0.03%         0.05%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                        MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                  YEAR ENDED                TWO MONTHS
                                                 DECEMBER 31,                 ENDED                 YEAR ENDED OCTOBER 31,
                                          --------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998          1997
PERIOD:                                   -------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period....  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          -------         -------            -------          -------       -------       -------
 Net investment income(A)...............     0.02            0.03               0.01             0.02          0.03          0.03
 Less dividends from net investment
   income...............................    (0.02)          (0.03)             (0.01)           (0.02)        (0.03)        (0.03)
                                          -------         -------            -------          -------       -------       -------
Net asset value, end of period..........  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          =======         =======            =======          =======       =======       =======
Total return............................     1.82%           3.21%              0.47%(B)         2.27%         2.75%         2.79%
                                          =======         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $59,427         $89,602            $76,076          $81,118       $87,852       $63,883
 Ratios to average net assets
   (annualized)(A):
     Expenses...........................     1.00%           1.02%              1.05%            1.04%         1.04%         1.03%
     Net investment income..............     1.87%           3.17%              2.77%            2.24%         2.69%         2.75%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.......................        -               -               0.03%            0.01%         0.03%         0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                            MUNICIPAL MONEY MARKET
                                                                 MILEAGE FUND
                                                ----------------------------------------------
                                                              PLATINUM CLASS(B)
                                                ----------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,           TWO MONTHS ENDED
                                                ---------------------------     DECEMBER 31,
                                                    2001           2000             1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:  ------------   ------------   ----------------
Net asset value, beginning of period........       $ 1.00         $ 1.00           $ 1.00
                                                   ------         ------           ------
Income from investment operations:
  Net investment income(A)..................         0.02           0.03             0.01
  Dividends from net investment income......        (0.02)         (0.03)           (0.01)
                                                   ------         ------           ------
Net asset value, end of period..............       $ 1.00         $ 1.00           $ 1.00
                                                   ======         ======           ======
Total return................................         1.72%          3.05%            0.45%(C)
                                                   ======         ======           ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...      $8,464         $7,889           $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses................................         1.10%          1.10%            1.10%
    Net investment income...................         1.72%          3.29%            2.74%
  Decrease reflected in above expense ratio
    due to absorption of expenses by the
    Manager.................................         0.13%          0.06%            0.17%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                         ----------------------------------------------------------------------------------------
                                                 YEAR ENDED                 TWO MONTHS
                                                DECEMBER 31,                  ENDED                 YEAR ENDED OCTOBER 31,
                                         ---------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998         1997(B)
PERIOD:                                  --------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period...  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         --------         -------            -------          -------       -------       -------
 Net investment income(A)..............      0.03            0.05               0.01             0.04          0.05          0.05
 Less dividends from net investment
   income..............................     (0.03)          (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                         --------         -------            -------          -------       -------       -------
Net asset value, end of period.........  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         ========         =======            =======          =======       =======       =======
Total return...........................      3.37%           5.53%              0.80%(D)         4.09%         4.71%         4.61%
                                         ========         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)..........................  $112,670         $78,857            $78,585          $84,385       $78,412       $68,439
 Ratios to average net assets
   (annualized)(A,C)
   Expenses............................      0.95%           1.00%              1.02%            1.01%         1.01%         0.99%
   Net investment income...............      3.20%           5.40%              4.77%            4.01%         4.62%         4.53%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Operating results exclude fees waived by the Manager during the year ended October 31, 1998. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 4.62%, respectively.

(D) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                       U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                                       FUND
                                                       ------------------------------------
                                                                PLATINUM CLASS(B)
                                                       ------------------------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,      TWO MONTHS ENDED
                                                       -----------------     DECEMBER 31,
                                                        2001      2000           1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------   -------   ----------------
Net asset value, beginning of period.................  $  1.00   $  1.00       $  1.00
                                                       -------   -------       -------
Income from investment operations:
  Net investment income(A)...........................     0.03      0.05          0.01
  Dividends from net investment income...............    (0.03)    (0.05)        (0.01)
                                                       -------   -------       -------
Net asset value, end of period.......................  $  1.00   $  1.00       $  1.00
                                                       =======   =======       =======
Total return.........................................     3.22%     5.47%         0.80%(C)
                                                       =======   =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........  $16,903   $12,350       $     1
  Ratios to average net assets (annualized)(A):
    Expenses.........................................     1.10%     1.10%         1.10%
    Net investment income............................     3.11%     5.55%         4.69%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager............     0.08%     0.14%         0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 967-9009.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Fund's Annual and Semi-Annual      The SAI contains more details about
  Reports list the Fund's actual         the Fund and its investment policies.
  investments as of the report's date.   The SAI is incorporated in this
  They also include a discussion by the  Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Fund's      Securities and Exchange Commission
  performance. The report of the Fund's  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


              [Logo]                               [Logo]
           BY TELEPHONE:                          BY MAIL:
        Call (800) 967-9009               American AAdvantage Funds
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

              [Logo]                               [Logo]
            BY E-MAIL:                        ON THE INTERNET:
 american aadvantage.funds@aa.com           Visit our website at
                                               www.aafunds.com
                                          Visit the SEC website at
                                                 www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

    [American AAdvantage Funds Logo]      [American AAdvantage Mileage Funds Logo]
        SEC File Number 811-4984                  SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds or the American AAdvantage Mileage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.